Trade Receivables and Other Account Receivables (Details) - Schedule of Other Receivables - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Receivables [Abstract]
Business agreements	$ 123,932	$ 57,989
Recoverable taxes	51,340	106,631
Loans or advances to employees	33,142	84,885
Money remittances	18,892	16,347
Long-term receivable	3,598	2,895
Maintenance fees	2,649	4,074
Money transfer services	653	20,370
Sale of fixed assets, intangible assets and other assets	141	6,278
Other	16,835	24,065
Total other account receivables	$ 251,182	$ 323,534